SHARE-BASED COMPENSATION - Restricted share units activities (Details) - Unvested restricted share units	12 Months Ended
Dec. 31, 2023 $ / shares shares
Number of shares
Unvested balance at beginning of period (in shares) | shares	3,890,658
Granted (in shares) | shares	232,000
Vested (in shares) | shares	(1,507,862)
Forfeited (in shares) | shares	(611,722)
Unvested balance at end of period (in shares) | shares	2,003,074
Weighted average grant date fair value
Unvested balance at beginning of period (in dollars per share) | $ / shares	$ 4.59
Granted (in dollars per share) | $ / shares	2.31
Vested (in dollars per share) | $ / shares	4.44
Forfeited (in dollars per share) | $ / shares	4.30
Unvested balance at end of period (in dollars per share) | $ / shares	$ 4.53